Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Minimum lock In period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Public Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	25,000,000	25,000,000
Warrants exercisable term from the date of completion of business combination	20 days	20 days
Private Placement Warrants [Member]
Warrants [Line Items]
Number of warrants or rights outstanding	11,733,333	11,733,333
Redemption of warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Common Class A [Member]
Warrants [Line Items]
Class of warrants, redemption price per unit	0.01%	0.01%
Class of warrants, redemption notice period	30 days	30 days
Share price	$ 18	$ 18
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days